Leasehold Improvements and Equipment (Details) - Schedule of Leasehold Improvements and Equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 1,197,703	$ 692,863
Accumulated depreciation	(328,970)	(269,230)
Leasehold improvements and equipment, net of accumulated depreciation	868,733	423,633
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	453,088	458,318
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	21,778	10,892
Furniture and fittings [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	5,377	5,439
Computer [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	41,743	42,225
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	100,160	97,314
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 575,557	$ 78,675